Derivatives and Hedging	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6.  Derivatives and Hedging

The Partnerships’ objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisor for each Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its respective trading strategy. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

On January 1, 2013, the Partnership adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights to setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of  U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The new guidance did not have a significant impact on the Partnerships’ financial statements.

As of December 31, 2014, approximately 56.95% of Charter Campbell’s total investments are futures contracts which are exchange-traded while approximately 43.05% are forward contracts which are off-exchange traded.

As of December 31, 2014, approximately 67.95% of Charter Aspect’s total investments are futures contracts which are exchange-traded while approximately 32.05% are forward contracts which are off-exchange traded.

As of December 31, 2014, approximately 83.15% of Charter WNT’s total investments are futures contracts which are exchange-traded while approximately 16.85% are forward contracts which are off-exchange traded.

The following tables summarize the valuation of each Partnership’s investments as of December 31, 2014 and 2013.

Charter Campbell

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	873,317	(134,615)	738,702
Forwards	1,536,029	(981,488)	554,541

Total Assets	2,409,346	(1,116,103)	1,293,243

Liabilities
Futures	(134,615)	134,615	–
Forwards	(981,488)	981,488	–

Total Liabilities	(1,116,103)	1,116,103	–

Unrealized currency loss			(2,400,799)

Total net unrealized loss on open contracts			(1,107,556)

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,306,032	(374,233)	931,799
Forwards	528,118	(296,785)	231,333

Total Assets	1,834,150	(671,018)	1,163,132

Liabilities
Futures	(374,233)	374,233	–
Forwards	(296,785)	296,785	–

Total Liabilities	(671,018)	671,018	–

Unrealized currency loss			(2,388,713)

Net unrealized loss on open contracts			(1,225,581)

  The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:
December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	3,667	(117,406)	290,455	(24,367)	152,349	848
Equity	53,954	(46,233)	689	(4,261)	4,149	309
Foreign currency	68,076	(785,527)	1,356,424	(120,304)	518,669	429
Interest rate	625,971	(9,658)	10,110	(8,347)	618,076	977
Total	751,668	(958,824)	1,657,678	(157,279)	1,293,243
Unrealized currency loss					(2,400,799)
Total net unrealized loss on open contracts					(1,107,556)

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	8,370	(210,864)	205,290	(23,930)	(21,134)	662
Equity	968,426	–	5,650	(9,857)	964,219	549
Foreign currency	73,963	(26,337)	454,118	(270,448)	231,296	5,227
Interest rate	41	(128,798)	118,292	(784)	(11,249)	1,357
Total	1,050,800	(365,999)	783,350	(305,019)	1,163,132
Unrealized currency loss					(2,388,713)
Total net unrealized loss on open contracts					(1,225,581)

Charter Aspect

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,692,207	(266,772)	2,425,435
Forwards	1,015,350	(696,340)	319,010

Total Assets	3,707,557	(963,112)	2,744,445

Liabilities
Futures	(266,772)	266,772	–
Forwards	(696,340)	696,340	–

Total Liabilities	(963,112)	963,112	–

Unrealized currency gain			904,006

Total net unrealized gain on open contracts			3,648,451

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,359,953	(658,381)	1,701,572
Forwards	461,172	(195,918)	265,254

Total Assets	2,821,125	(854,299)	1,966,826

Liabilities
Futures	(658,381)	658,381	–
Forwards	(195,918)	195,918	–

Total Liabilities	(854,299)	854,299	–

Unrealized currency gain			857,065

Net unrealized gain on open contracts			2,823,891

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	25,195	(292,447)	1,270,115	(53,368)	949,495	787
Equity	328,936	(67,856)	17,113	(50,337)	227,856	386
Foreign currency	214,420	(312,688)	669,973	(158,774)	412,931	451
Interest rate	1,176,289	(11,095)	5,516	(16,547)	1,154,163	1,386
Total	1,744,840	(684,086)	1,962,717	(279,026)	2,744,445
Unrealized currency gain					904,006
Total net unrealized gain on open contracts					3,648,451

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	24,259	(230,790)	546,456	(87,631)	252,294	912
Equity	1,058,008	–	3,160	(11,420)	1,049,748	550
Foreign currency	236,474	(170,191)	239,390	(28,552)	277,121	788
Interest rate	88,202	(271,802)	625,176	(53,913)	387,663	1,640
Total	1,406,943	(672,783)	1,414,182	(181,516)	1,966,826
Unrealized currency gain					857,065
Total net unrealized gain on open contracts					2,823,891

Charter WNT

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,905,937	(511,243)	1,394,694
Forwards	264,618	(264,618)	–

Total Assets	2,170,555	(775,861)	1,394,694

Liabilities
Futures	(511,243)	511,243	–
Forwards	(492,731)	264,618	(228,113)

Total Liabilities	(1,003,974)	775,861	(228,113)

Unrealized currency loss			(97,502)

Total net unrealized gain on open contracts			1,069,079

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,391,563	(576,554)	1,815,009
Forwards	120,687	(106,402)	14,285

Total Assets	2,512,250	(682,956)	1,829,294

Liabilities
Futures	(576,554)	576,554	–
Forwards	(106,402)	106,402	–

Total Liabilities	(682,956)	682,956	–

Unrealized currency loss			(37,574)

Net unrealized gain on open contracts			1,791,720

  The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	14,752	(347,794)	652,281	(24,681)	294,558	375
Equity	418,583	(89,028)	1,100	(35,699)	294,956	351
Foreign currency	49,527	(281,674)	467,499	(91,186)	144,166	594
Interest rate	566,705	(131,849)	108	(2,063)	432,901	1,443
Total	1,049,567	(850,345)	1,120,988	(153,629)	1,166,581
Unrealized currency loss					(97,502)
Total net unrealized gain on open contracts					1,069,079
December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	68,217	(116,121)	440,152	(51,851)	340,397	375
Equity	1,314,348	(39)	–	(150)	1,314,159	469
Foreign currency	258,532	(114,574)	295,620	(1,778)	437,800	663
Interest rate	90,691	(389,730)	44,690	(8,713)	(263,062)	1,087
Total	1,731,788	(620,464)	780,462	(62,492)	1,829,294
Unrealized currency loss					(37,574)
Total net unrealized gain on open contracts					1,791,720

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2014, 2013, and 2012, respectively.

Charter Campbell

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	599,779	1,883,702	(78,186)
Equity	(1,237,700)	5,768,347	1,698,887
Foreign currency	2,159,305	1,007,270	588,805
Interest rate	3,854,602	(1,753,108)	2,058,201
Unrealized currency gain (loss)	(12,086)	965	3,072
Total	5,363,900	6,907,176	4,270,779

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	5,245,875	7,027,256	5,466,229
Net change in unrealized	118,025	(120,080)	(1,195,450)
Total Trading Results	5,363,900	6,907,176	4,270,779

Charter Aspect

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	5,324,415	(1,148,405)	(4,929,264)
Equity	(649,691)	5,160,541	(2,163,493)
Foreign currency	1,173,851	(890,623)	(1,694,971)
Interest rate	4,809,281	(3,930,101)	3,085,699
Unrealized currency gain (loss)	46,941	54,093	(45,631)
Total	10,704,797	(754,495)	(5,747,660)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	9,880,237	(1,960,912)	(4,389,057)
Net change in unrealized	824,560	1,206,417	(1,358,603)
Total Trading Results	10,704,797	(754,495)	(5,747,660)

Charter WNT

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	1,595,504	1,183,467	(4,329,868)
Equity	(267,178)	6,646,764	465,473
Foreign currency	1,090,894	1,250,251	(2,691,759)
Interest rate	5,466,604	(3,216,434)	4,629,105
Unrealized currency gain (loss)	(59,929)	5,616	6,686
Total	7,825,895	5,869,664	(1,920,363)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	8,548,536	4,765,656	(1,128,261)
Net change in unrealized	(722,641)	1,104,008	(792,102)
Total Trading Results	7,825,895	5,869,664	(1,920,363)